Revenue	6 Months Ended
Jun. 30, 2025
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Revenue	REVENUE
For the three- and six-month periods ended June 30, 2025, revenue disaggregation is presented in accordance with the operating segments presentation in accordance with PEMEX's new organizational structure under the New Organic Statute (see Notes 1 and 6):
A.    Revenue disaggregation

For the six-month period ended June 30,	Exploration and Extraction		Industrial Processes	Energy Transformation	DPRLP	Trading Companies	Other Operating Subsidiary Companies	Total
Geographical market
2025
United States	Ps.	68,257,019	—	—	86,773,298	59,265,775	1,082,044	Ps.	215,378,136
Other	19,940,653		—	—	—	10,150,977	120,562	30,212,192
Europe	37,745,410		—	—	—	11,862,527	—	49,607,937
Local	74,473		256,780,816	43,018,236	—	179,405,678	12,733,057	492,012,260
Total	Ps.	126,017,555	256,780,816	43,018,236	86,773,298	260,684,957	13,935,663	Ps.	787,210,525
Major products and services
2025
Crude oil	Ps.	125,943,083	—	—	—	6,535,415	—	Ps.	132,478,498
Gas	66,127		—	36,695,864	2,742,313	16,787,238	—	56,291,542
Refined petroleum products	—		253,921,010	—	21,602,602	236,596,241	—	512,119,853
Other	—		2,807,997	6,318,656	62,428,383	8,221	13,669,096	85,232,353
Services	8,345		51,809	3,716	—	757,842	266,567	1,088,279
Total	Ps.	126,017,555	256,780,816	43,018,236	86,773,298	260,684,957	13,935,663	Ps.	787,210,525
Timing of revenue recognition
2025
Products transferred at a point in time	Ps.	126,009,210	256,780,816	28,532,307	86,773,298	259,927,115	13,927,367	771,950,113
Products and services transferred over the time	8,345		—	14,485,929	—	757,842	8,296	15,260,412
Total	Ps.	126,017,555	256,780,816	43,018,236	86,773,298	260,684,957	13,935,663	787,210,525

For the three-month period ended June 30,	Exploration and Extraction		Industrial Processes	Energy Transformation	DPRLP	Trading Companies	Other Operating Subsidiary Companies	Total
Geographical market
2025
United States	Ps.	33,473,062	—	—	44,627,707	27,294,927	(191)	Ps.	105,395,505
Other	6,428,814		—	—	—	4,651,432	56,769	11,137,015
Europe	14,235,367		—	—	—	7,623,523	—	21,858,890
Local	31,436		131,358,583	20,134,911	—	92,471,101	9,233,581	253,229,612
Total	Ps.	54,168,679	131,358,583	20,134,911	44,627,707	132,040,983	9,290,159	Ps.	391,621,022
Major products and services
2025
Crude oil	Ps.	54,137,243	—	—	—	1,664,904	—	Ps.	55,802,147
Gas	30,523		—	15,710,337	1,300,856	9,377,718	—	26,419,434
Refined petroleum products	—		128,519,798	(1,895,724)	13,151,069	152,025,885	—	291,801,028
Other	—		2,807,996	6,318,011	30,175,782	(31,421,810)	9,153,414	17,033,393
Services	913		30,789	2,287	—	394,286	136,745	565,020
Total	Ps.	54,168,679	131,358,583	20,134,911	44,627,707	132,040,983	9,290,159	Ps.	391,621,022
Timing of revenue recognition
2025
Products transferred at a point in time	Ps.	54,167,765	131,358,583	14,414,739	44,627,707	131,646,696	9,287,728	Ps.	385,503,218
Products and services transferred over the time	914		—	5,720,172	—	394,287	2,431	6,117,804
Total	Ps.	54,168,679	131,358,583	20,134,911	44,627,707	132,040,983	9,290,159	Ps.	391,621,022
For the six- and three-month periods ended June 30, 2024, revenue disaggregation is presented in accordance to the operating segments presentation as they existed prior to the enactment of the Petróleos Mexicanos Law and the New Organic Statute (see Notes 1 and 6).

For the six-month period ended June 30,	Exploration and Production		Industrial Transformation	Logistics	DPRLP	Trading Companies	Corporate	Other Operating Subsidiary Companies	Total
Geographical market
2024
United States	Ps.	96,756,643	—	—	75,731,697	65,649,467	—	811,609	Ps.	238,949,416
Other	36,025,623		—	—	—	13,092,036	—	222,843	49,340,502
Europe	34,799,292		—	—	—	9,149,300	—	—	43,948,592
Local	72,828		321,497,210	247,635	—	150,467,243	439	10,902,580	483,187,935
Total	Ps.	167,654,386	321,497,210	247,635	75,731,697	238,358,046	439	11,937,032	Ps.	815,426,445
Major products and services
2024
Crude oil	Ps.	167,581,559	—	—	—	5,465,724	—	—	Ps.	173,047,283
Gas	59,629		27,504,727	—	—	8,865,441	—	—	36,429,797
Refined petroleum products	—		284,534,147	—	53,347,376	220,926,956	—	—	558,808,479
Other	—		9,281,667	—	22,384,132	2,190,121	—	11,922,829	45,778,749
Services	13,198		176,669	247,635	189	909,804	439	14,203	1,362,137
Total	Ps.	167,654,386	321,497,210	247,635	75,731,697	238,358,046	439	11,937,032	Ps.	815,426,445
Timing of revenue recognition
2024
Products transferred at a point in time	Ps.	167,641,188	314,036,908	247,635	75,731,508	237,448,242	—	11,922,829	Ps.	807,028,310
Products and services transferred over the time	13,198		7,460,302	—	189	909,804	439	14,203	8,398,135
Total	Ps.	167,654,386	321,497,210	247,635	75,731,697	238,358,046	439	11,937,032	Ps.	815,426,445

For the three-month period ended June 30,	Exploration and Production		Industrial Transformation	Logistics	DPRLP	Trading Companies	Corporate	Other Operating Subsidiary Companies	Total
Geographical market
2024
United States	Ps.	48,224,823	—	—	36,444,125	32,925,569	—	340,753	Ps.	117,935,270
Other	17,168,338		—	—	—	8,191,343	—	109,926	25,469,607
Europe	14,963,126		—	—	—	4,181,483	—	—	19,144,609
Local	32,633		163,006,359	125,330	—	80,945,403	229	2,868,626	246,978,580
Total	Ps.	80,388,920	163,006,359	125,330	36,444,125	126,243,798	229	3,319,305	Ps.	409,528,066
Major products and services
2024
Crude oil	Ps.	80,356,287	—	—	—	1,671,627	—	—	Ps.	82,027,914
Gas	25,571		10,779,929	—	—	3,039,975	—	—	13,845,475
Refined petroleum products	—		142,925,672	—	24,604,116	118,997,748	—	—	286,527,536
Other	—		9,171,086	—	11,839,820	2,120,968	—	3,312,152	26,444,026
Services	7,062		129,672	125,330	189	413,480	229	7,153	683,115
Total	Ps.	80,388,920	163,006,359	125,330	36,444,125	126,243,798	229	3,319,305	Ps.	409,528,066
Timing of revenue recognition
2024
Products transferred at a point in time	Ps.	80,381,858	160,964,803	125,330	36,443,936	125,830,318	—	3,312,152	Ps.	407,058,397
Products and services transferred over the time	7,062		2,041,556	—	189	413,480	229	7,153	2,469,669
Total	Ps.	80,388,920	163,006,359	125,330	36,444,125	126,243,798	229	3,319,305	Ps.	409,528,066
Nature, performance obligations and timing of revenue recognition-
Revenue is measured based on the consideration specified in a contract with a customer. PEMEX recognizes revenue when it transfers control over a good or service to a customer.
The following table provides information about the nature and timing of the satisfaction of performance obligations in contracts with customers, including significant payment terms and the related revenue.

Products / services	Nature, performance obligations	Timing of revenue recognition
Crude oil sales
Export sales of crude oil are based on delivery terms established in contracts or orders. All sales are performed by the Free on Board International commercial term (“FOB” Incoterm).
Crude oil sale contracts consider possible customers’ claims due to product quality, volume or delays in boarding, which are estimated in the price of the transaction. For orders that have variations in price, revenue is adjusted on the closing date of each period. The subsequent variations in the fair value at the different reporting dates are recognized according to IFRS 9.
The price of the product is determined based on a market components formula and the sale of crude oil.

Revenue is recognized at a point in time when control of the crude oil has transferred to the customer, which occurs when the product is delivered at the point of shipping. Invoices are generated at that time and are mostly payable within the deadlines established in contracts or orders. Payments in respect of crude oil sold and delivered shall be made within 30 days after the date of the bill of lading therefor.
For international market crude oil sales, revenue is recognized with a provisional price, which undergoes subsequent adjustments until the product has arrived at the port of destination. There may be a period of up to two months in determining the final sale price, such as in the case of sales to some regions.
Revenue is measured initially estimating variables such as quality and volume claims, delays in boarding, etc.

Sale of petroleum products
For all petroleum products, there is only one performance obligation that includes transport and handling services to the point of delivery.
The price is determined based on the price at the point of delivery, adding the price of the services rendered (freight, handling of jet fuel, etc.) with the provisions and terms established by the Comisión Reguladora de Energía (Energy Regulatory Commission or “CRE”).

Revenue is recognized at a point in time when control is transferred to the customer, which occurs either at the point of shipping or when it is delivered at the customer’s facilities. Therefore, transportation fees can be included in the price of sale of the product and are considered part of a single performance obligation since transportation is rendered before control is transferred.
Revenue is initially measured by estimating variables such as quality and volume claims, etc. Invoices are usually payable within 30 days.

Products / services	Nature, performance obligations	Timing of revenue recognition
Sales of natural gas
There is only one performance obligation that includes transport and handling services to the point of delivery.
The transaction price is established at the time of sale, including the estimation of variable considerations such as capacity, penalties, extraordinary sales not included in contracts, adjustments for quality or volume claims, and incentives for the purchase of products; which are known days after the transaction. Such variable consideration is recognized to the extent that it is probable that it will not be reversed in a future period.

Revenue is recognized at a point in time when control is transferred to the customer, which occurs when it is delivered at the customer’s facilities. Therefore, transportation fees can be included in the price of sale of the product and are considered part of a single performance obligation since transportation is rendered before control is transferred.
Revenue initially is measured estimating variables as quality and volume claims, etc. Invoices are usually payable within 30 days.

Services
In cases where within the same service order there are transportation and storage services, there could exist more than one performance obligation, depending on the term of the service.

When there is a performance obligation, the price is not distributed, but if it is considered that there is more than one performance obligation, the price of the transaction is considered based on the prices established in the service orders and which also include penalties such as quality and volume claims.
Income is recognized over time as the service is rendered. Invoices are usually payable within 22 days.

Other products
There is only one performance obligation that includes transportation for delivery to destination.
The sale and delivery of the product are made at the same time and because they are FOB, transportation fees are included in the price of sale of the product.
The transaction price is established at the time of sale, including the estimation of variable considerations such as capacity, penalties, extraordinary sales not included in contracts, adjustments for quality or volume claims, and incentives for the purchase of products; which are known days after the transaction.
The price of the product is estimated on the date of sale and considers variables such as quality and volume claims, etc. Invoices are usually payable within 30 days.

B.    Accounts receivable in the statement of financial position

As of June 30, 2025 and December 31, 2024, PEMEX had accounts receivable derived from customer contracts in the amounts of Ps. 119,957,658 and Ps. 126,733,175, respectively (see Note 10).
C.    Practical expedients
i. Significant financial component, less than one year

PEMEX does not need to adjust the amount committed in consideration for goods and services to account for the effects of a significant financing component, since the transfer and the time of payment of a good or service committed to the customer is less than one year.

ii. Practical expedient

PEMEX applied the practical expedient, so disclosure about remaining performance obligations that conclude in less than one year is not needed.

When PEMEX is entitled to consideration for an amount that directly corresponds to the value of the performance that PEMEX has completed, it may recognize an income from ordinary activities for the amount to which it has the right to invoice.